Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (239,754)	$ (123,046)
Interest earned on investments held in Trust Account	(26,666)	(65,235)
Changes in operating assets and liabilities:
Prepaid expenses	(9,332)	(183,496)
Accounts payable	68,322
Accrued expenses	127,162	4,927
Accrued income taxes	525	6,864
Franchise tax payable	24,114	32,563
Net cash used in operating activities	(55,629)	(327,423)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(166,750,000)
Net cash used in investing activities		(166,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor		25,000
Proceeds from note payable to related party		25
Proceeds received from initial public offering, gross		166,750,000
Proceeds received from private placement		5,335,000
Repayment of note payable to related party		(127,232)
Payments of offering costs		(3,591,285)
Net cash provided by financing activities		168,391,508
Net change in cash	(55,629)	1,314,085
Cash – beginning of the period	1,314,085
Cash – end of the period	1,258,456	1,314,085
Supplemental disclosure of noncash activities:
Offering costs included in note payable – related party		127,207
Offering costs included in accrued expenses		70,000
Deferred underwriting commissions		5,836,250
Initial value of common stock subject to possible redemption		157,484,340
Change in Value of common stock subject to possible redemption	$ (239,760)	$ (122,130)